Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases
(3) LEASES
The Company leases office and lab facilities in Boulder, Colorado under non-cancellable
operating leases.
Other information related to the Company’s operating leases are as follows:

	As of June 30,
	2024	2023
Weighted-average remaining lease term (years)	2.5	3.5
Weighted-average discount rate	4.50%	4.50%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases (in thousands)	$101	$100
The aggregate maturities of the Company’s operating lease liabilities were as follows as of June 30, 2024 (in thousands):

2024	$118
2025	240
2026	247

Total future minimum lease payments	605
Less: Imputed interest	(32)

Total	$573

(3) LEASES
The Company leases office and lab facilities in Boulder, Colorado under non-cancellable
operating leases with rights to extend.
Right-of-use
assets and lease liabilities for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31,
	2023	2022
Operating lease right-of-use assets	$478	443

Current operating lease liabilities	208	151
Noncurrent operating lease liabilities	466	486

Total lease liabilities	$674	637

Lease expense for operating leases as included in the Company’s financial statements are as follows (in thousands):

	December 31,
	2023	2022
Operating lease cost	$173	152
Variable lease expense	201	150
Short-term lease expense	—	—
Lease term, discount rates, and additional information for operating leases are as follows (in thousands):

	December 31,
	2023	2022
Weighted-average remaining lease term – operating leases (years)	2.92	3.85
Weighted-average discount rate – operating leases	4.50%	4.50%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$210	$194
The aggregate maturities of the Company’s operating lease liabilities were as follows as of December 31, 2023 (in thousands):

2024	$233
2025	240
2026	247

Total future minimum lease payments	720
Less: imputed interest	(46)

Total	$674

RENEO PHARMACEUTICALS INC [Member]
Leases
7. Leases
The Company’s headquarters are located in Irvine, California, where it leases office space under a lease agreement that expires in November 2026. The Company leases additional office space located in Sandwich, United Kingdom under a lease agreement that expires in October 2027, with an option to early terminate in October 2025 with no termination fee. In January 2024, the Company exercised its early termination option and made the final termination lease payment of $0.2 million in July 2024.

Other information related to the Company’s operating leases as of the balance sheet dates presented are as follows:

	As of June 30,
	2024	2023
Weighted incremental borrowing rate	5%	5%
Weighted average remaining lease term (in years)	2.3	3.7
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$194	$142
Lease expense (in thousands)	$148	$241
Maturities of lease liabilities by fiscal year for the Company’s operating leases are as follows (in thousands):

As of June 30, 2024
2024 (remaining six months)	$195
2025	371
2026	285

Total lease payments	851
Less: Imputed interest	(28)

Present value of lease liabilities	$823

8. Leases
The Company’s headquarters are located in Irvine, California, where it leases office space under a lease agreement that expires in November 2026. The Company leases additional office space located in Sandwich, UK under a lease agreement that expires in October 2027 (UK lease), with an option to early terminate in October 2025 with no termination fee. In January 2024, the Company exercised its early termination option. The Company concluded that its current leases are impaired and recognized approximately $0.3 million of ROU assets impairment expense for the year ended December 31, 2023. For further information, see Note 13.
At December 31, 2023, the weighted average incremental borrowing rate was 5% and the weighted average remaining lease term was 3.8 years for the operating leases held by the Company. For the years ended December 31, 2023 and 2022, cash paid for amounts included for the measurement of lease liabilities was $0.5 million. For the years ended December 31, 2023 and 2022, operating lease expense was $0.4 million and $0.5 million, respectively.
Maturities of lease liabilities by fiscal year for the Company’s operating leases are as follows:

As of December 31, 2023
2024	$381
2025	367
2026	285

Total lease payments	1,033
Less: Imputed interest	(60)

Present value of lease liabilities	$973